Document and Entity Information	Sep. 17, 2024
Cover [Abstract]
Entity Registrant Name	CASELLA WASTE SYSTEMS INC
Amendment Flag	false
Entity Central Index Key	0000911177
Document Type	8-K
Document Period End Date	Sep. 17, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-23211
Entity Tax Identification Number	03-0338873
Entity Address, Address Line One	25 Greens Hill Lane
Entity Address, City or Town	Rutland
Entity Address, State or Province	VT
Entity Address, Postal Zip Code	05701
City Area Code	(802)
Local Phone Number	775-0325
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value per share
Trading Symbol	CWST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false